Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MARSICO INVESTMENT FUND
Entity Central Index Key	0001047112
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000020960 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Investor Class
Trading Symbol	MFOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Investor Class/MFOCX)	$59	1.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 933,638,581
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$933,638,581
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%

C000232236 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Institutional Class
Trading Symbol	MIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Institutional Class/MIFOX)	$46	0.94%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[2]
Net Assets	$ 933,638,581
Holdings Count | Holding	24
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$933,638,581
Total number of portfolio holdings	24
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	9.86%
Meta Platforms, Inc. - Cl. A	8.37%
Microsoft Corp.	8.01%
Apple, Inc.	5.34%
General Electric Co. DBA GE Aerospace	5.14%
Netflix, Inc.	4.71%
Costco Wholesale Corp.	4.37%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.02%
NVIDIA Corp.	3.96%
Visa, Inc. - Cl. A	3.94%

C000020961 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Investor Class
Trading Symbol	MGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Investor Class/MGRIX)	$63	1.29%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.29%	[3]
Net Assets	$ 406,246,159
Holdings Count | Holding	32
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$406,246,159
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%

C000232237 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Institutional Class
Trading Symbol	MIGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Institutional Class/MIGWX)	$50	1.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[4]
Net Assets	$ 406,246,159
Holdings Count | Holding	32
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$406,246,159
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Amazon.com, Inc.	8.03%
Meta Platforms, Inc. - Cl. A	6.86%
Microsoft Corp.	5.26%
Apple, Inc.	5.11%
NVIDIA Corp.	4.92%
Netflix, Inc.	4.47%
Costco Wholesale Corp.	4.16%
Uber Technologies, Inc.	4.00%
Starbucks Corp.	3.63%
The Sherwin-Williams Company	3.51%

C000020962 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Investor Class
Trading Symbol	MXXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Investor Class/MXXIX)	$67	1.32%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%	[5]
Net Assets	$ 376,019,570
Holdings Count | Holding	37
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$376,019,570
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%

C000232238 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Institutional Class
Trading Symbol	MIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Institutional Class/MIDFX)	$55	1.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[6]
Net Assets	$ 376,019,570
Holdings Count | Holding	37
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$376,019,570
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Spotify Technology S.A.	4.83%
Chipotle Mexican Grill, Inc.	4.39%
Cintas Corp.	4.37%
Constellation Software, Inc.	4.37%
GE Vernova, Inc.	3.93%
KLA Corp.	3.87%
Synopsys, Inc.	3.74%
KKR & Co., Inc.	3.72%
Palantir Technologies, Inc. - Cl. A	3.70%
CBRE Group, Inc. - Cl. A	3.61%

C000020963 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Investor Class
Trading Symbol	MIOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Investor Class/MIOFX)	$76	1.50%[1,2]
[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%	[7],[8]
Net Assets	$ 72,624,876
Holdings Count | Holding	30
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$72,624,876
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%

C000232239 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MIIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Institutional Class/MIIOX)	$63	1.25%[1,2]
[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[9],[10]
Net Assets	$ 72,624,876
Holdings Count | Holding	30
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$72,624,876
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	5.90%
SAP S.E.	5.00%
Spotify Technology S.A.	4.94%
Constellation Software, Inc.	4.42%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.40%
EssilorLuxottica S.A.	4.04%
Nintendo Co., Ltd.	3.60%
Ferrari N.V.	3.49%
Meta Platforms, Inc. - Cl. A	3.45%
Deutsche Telekom A.G.	3.32%

C000048905 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Investor Class
Trading Symbol	MGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Investor Class/MGLBX)	$68	1.35%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%	[11]
Net Assets	$ 353,647,218
Holdings Count | Holding	28
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$353,647,218
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%

C000232240 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Institutional Class
Trading Symbol	MIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Institutional Class/MIGOX)	$54	1.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[12]
Net Assets	$ 353,647,218
Holdings Count | Holding	28
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$353,647,218
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
SAP S.E. Spon. ADR	5.93%
Rolls-Royce Holdings PLC	5.78%
Meta Platforms, Inc. - Cl. A	5.51%
Spotify Technology S.A.	5.03%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.71%
Netflix, Inc.	4.45%
General Electric Co. DBA GE Aerospace	4.36%
Amazon.com, Inc.	3.38%
ASML Holding N.V. - NY Reg. Shs.	3.30%
Constellation Software, Inc.	3.28%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Annualized.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[11]	Annualized.
[12]	Annualized.